SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Share-based compensation expense	$ 2,636	$ 3,759	$ 3,892
Stock options
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Share-based compensation expense	156	1,958
Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Share-based compensation expense	$ 2,480	$ 1,801